Post-retirement benefits - Movement in and components of scheme obligations (Details) £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Mar. 31, 2016 GBP (£)	Mar. 31, 2016 USD ($)
Movement
Beginning of year	$ 12,505
End of year	11,365	$ 12,505
Obligations of plans	(12,505)	(12,505)
Scheme obligations
Movement
Beginning of year	12,505	11,302
Current service cost	(74)	(87)
Past service credit/(cost)	(40)	31
Participant contributions	(3)	(3)
Benefits paid	620	581
Interest expense on post-retirement scheme obligations	(287)	(289)
Actuarial (losses) gains on defined benefit obligation	428	(474)
Exchange and other adjustments	496	(962)
End of year	11,365	12,505
Obligations of plans	(12,505)	(11,302)
Funded - pension schemes
Movement
Beginning of year	11,711
End of year	10,618	11,711
Obligations of plans	(11,711)	(11,711)
Funded - post-retirement healthcare
Movement
Beginning of year	245
End of year	230	245
Obligations of plans	(245)	(245)
Unfunded - pension schemes
Movement
Beginning of year	515
End of year	483	515
Obligations of plans	(515)	(515)
Unfunded - post-retirement healthcare
Movement
Beginning of year	34
End of year	34	34
Obligations of plans	(34)	(34)
Pension schemes | UK defined benefit plans
Movement
Beginning of year	8,032
End of year	7,052	8,032
Obligations of plans	(8,032)	(8,032)	£ (5,265)	$ (6,710)
Pension schemes | UK defined benefit plans | Scheme obligations
Movement
Beginning of year	8,032	7,118
Current service cost	(23)	(23)
Past service credit/(cost)	(34)	(39)
Participant contributions	(2)	(3)
Benefits paid	356	308
Interest expense on post-retirement scheme obligations	(185)	(184)
Actuarial (losses) gains on defined benefit obligation	472	(272)
Exchange and other adjustments	396	(701)
End of year	7,052	8,032
Obligations of plans	(8,032)	(7,118)
Pension schemes | UK defined benefit plans | Funded - pension schemes
Movement
Beginning of year	8,013
End of year	7,034	8,013
Obligations of plans	(8,013)	(8,013)
Pension schemes | UK defined benefit plans | Unfunded - post-retirement healthcare
Movement
Beginning of year	19
End of year	18	19
Obligations of plans	(19)	(19)
Pension schemes | Rest of Group defined benefit plans
Movement
Beginning of year	4,473
End of year	4,313	4,473
Obligations of plans	(4,473)	(4,473)
Pension schemes | Rest of Group defined benefit plans | Scheme obligations
Movement
Beginning of year	4,473	4,184
Current service cost	(51)	(64)
Past service credit/(cost)	(6)	70
Participant contributions	(1)
Benefits paid	264	273
Interest expense on post-retirement scheme obligations	(102)	(105)
Actuarial (losses) gains on defined benefit obligation	(44)	(202)
Exchange and other adjustments	100	(261)
End of year	4,313	4,473
Obligations of plans	(4,473)	(4,184)
Pension schemes | Rest of Group defined benefit plans | Funded - pension schemes
Movement
Beginning of year	3,698
End of year	3,584	3,698
Obligations of plans	(3,698)	(3,698)
Pension schemes | Rest of Group defined benefit plans | Funded - post-retirement healthcare
Movement
Beginning of year	245
End of year	230	245
Obligations of plans	(245)	(245)
Pension schemes | Rest of Group defined benefit plans | Unfunded - pension schemes
Movement
Beginning of year	515
End of year	483	515
Obligations of plans	(515)	(515)
Pension schemes | Rest of Group defined benefit plans | Unfunded - post-retirement healthcare
Movement
Beginning of year	15
End of year	16	15
Obligations of plans	$ (15)	$ (15)